Document and Entity Information	May 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001094038
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 24, 2022
Entity Registrant Name	MARKER THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37939
Entity Tax Identification Number	45-4497941
Entity Address, Address Line One	3200 Southwest
Entity Address, Address Line Two	Freeway
Entity Address, Address Line Three	Suite 2500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(713)
Local Phone Number	400-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MRKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false